Contingent Liabilities and Commitments - Summary of Other Matters (Including Litigation) (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2023 KRW (₩)
Kookmin Bank | Request for a return of redemption amount
Disclosure Of Contingent Liabilities
Description of the lawsuits	Kookmin Bank invested the assets entrusted by OO Asset Management and OO Investment Trust Management in the Fairfield Sentry Limited(the Fairfield Sentry Limited reinvested the assets in Bernard L. Madoff Investment Securities LLC managed by Bernard Madoff) and then redeemed them and returned them to the beneficiaries. Bernard L. Madoff Investment Securities LLC is in the liquidation process due to Ponzi scheme fraud-related losses. Bankruptcy trustee of Bernard L. Madoff Investment Securities LLC filed a lawsuit against Kookmin Bank seeking to return the amount of redemptions received by Kookmin Bank through Fairfield Sentry Limited.
Status of the lawsuits	Application for dismissal by the defendant has been denied, and further proceedings are scheduled. [Related litigation is in progress at the New York Southern District Federal Bankruptcy Court (10-3777) at the written complaint review stage]
Loss Contingency Pending Claims Number	1
Loss Contingency Damages Sought Value	₩ 54,168
Kookmin Bank | Expropriation of longterm leasehold rights
Disclosure Of Contingent Liabilities
Description of the lawsuits	Kookmin Bank invested assets entrusted by OO Asset Management Co., Ltd. in loans that are directly or indirectly collateralized by long-term leasehold rights of the building and land leasehold rights (hereinafter referred to as “the real estate in this case”) of Union Station in Washington, D.C., the United States. The Plaintiff, who is the operator of the railway facility, filed this lawsuit against those concerned with the real estate in this case, including Kookmin Bank, to expropriate the real estate in this case and determine indemnity.
Status of the lawsuits	Kookmin Bank submitted the response letter and will proceed with the process in the future.
Loss Contingency Pending Claims Number	1
Loss Contingency Damages Sought Value	₩ 322,350
Kookmin Bank | Return of unjust enrichment
Disclosure Of Contingent Liabilities
Description of the lawsuits	As Russia’s OOO Bank, which was trading with the bank through a foreign exchange account, was listed on the SDN (Specifically Designated Nationals) list of the Office of Foreign Assets Control (OFAC) under the U.S. Treasury Department, the bank froze the foreign currency account in the name of the OOO Bank Accordingly, Russia’s OOO Bank filed a lawsuit seeking the return of the account balance to the Moscow City Commercial Court in Russia
Status of the lawsuits	Responding to local court trial schedule
Loss Contingency Pending Claims Number	1
Loss Contingency Damages Sought Value	₩ 140,860
Kookmin Bank | Claim for damages
Disclosure Of Contingent Liabilities
Description of the lawsuits	PT Bank KB Bukopin Tbk requested an auction of TMJ’s shares in order to collect the loan to TMJ (a distressed company); NKLI won the auction and then received a loan from the bank for the purpose of purchasing TMJ shares. NKLI’s intention was to take control over TMJ and launch mining business; however, NKLI was unable to take control and launch the business due to legal disputes with the bankruptcy trustee of TMJ and court-appointed mine management company, and also lost a lawsuit against the mine management company. As a result, NKLI filed a legal suit to PT Bank KB Bukopin Tbk stating that the bank’s recommendation to purchase TMJ’s shares was inappropriate since the bank did not intentionally share the legal issues and associated risks thereof.
Status of the lawsuits	A legal representative has been appointed to handle the case, and the legal proceedings will proceed.
Loss Contingency Pending Claims Number	1
Loss Contingency Damages Sought Value	₩ 90,435
KB Securities Co., Ltd. | Request for a return of transaction amount (Australian fund)
Disclosure Of Contingent Liabilities
Description of the lawsuits	The plaintiffs OOOO Securities and OOOO Life Insurance filed lawsuits, claiming that the KB Securities Co., Ltd. provided false information on major matters in the product description while selling JB Australia NDIS Private Fund No.1 (on April 25, 2019, plaintiffs invested ￦ 50 billion each) (a) (Primary claim) requesting KB Securities Co., Ltd. to return unjust enrichment of ￦ 100 billion for cancelation of sales contracts of beneficiary certificates due to an error or termination of the contract due to default, (b) (Secondary claim) requesting for compensation for damages in investments amounting to ￦ 100 billion due to violation of the investor protection obligation and fraudulent transactions of KB Securities Co., Ltd. and OOO Asset Management. The Plaintiff’s complaint price was changed to ￦ 34.45 billion due to the Plaintiff’s request to change the purpose and cause of the claim on November 13, 2023.
Status of the lawsuits	Second trial is in progress (Thepleading of the First trial was closedon January 24, 2024, the judgementdate of the First trial is February 14,2024. Both plaintiff and defendantappealed on March 05, 2024.The pleading of the Second trial date has not been set.)
Loss Contingency Pending Claims Number	1
Loss Contingency Damages Sought Value	₩ 34,453